Subsequent events	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS

Enel Chile S.A.

i.	Effective as of January 1, 2025, Enel Chile changed its functional currency from Chilean pesos to US dollars, since that currency will significantly influence the economic environment in which the Company operates.

Enel Chile’s change of functional currency will be accounted for prospectively from inception by translating all items in the financial statements into the new functional currency, using the then-current exchange rate as of the effective date of the change.

The functional currency change is substantially motivated by the fact that the subsidiary Enel Generación Chile will change its functional currency from Chilean pesos to US dollars on the same date. The main reason for this change is that as of 2025 the main source of revenue of this subsidiary is expected to originate from the group of unregulated customer agreements that, considering the billing and collection cycles, give rise to a substantially lower exposure to exchange rate fluctuations compared with the group of regulated customers, which require considerably more time to complete the collection process. The group of regulated customer agreements represented the Company's main source of revenue in 2024.

Thus, in consideration to the relevance of the Generation Segment for the Group, the main source of revenue of Enel Chile (i.e. dividends from its subsidiaries, will be determined on a consistent basis in US dollars).

Effective as of January 1, 2025, Enel Chile will also change the presentation currency of its consolidated financial statements to US dollars. The change in the presentation currency of the Company's consolidated financial statements will be accounted for as a change in accounting policy and applied retrospectively as if the new presentation currency had always been the presentation currency. Consequently, the comparative figures for the years prior to January 1, 2025 will be restated to be presented in US dollars, using average exchange rates for revenues and expenses and the closing exchange rate at the balance sheet date for assets and liabilities. Issued capital, retained earnings, and other reserves in equity will be translated using historical exchange rates. The resulting exchange differences will be recognized in equity.

~~ii.~~	On January 23, 2025, Enel Chile held an ordinary board meeting, where the modification of the Centralized Cash Agreement (“CCA”), entered into by Enel Chile and its subsidiaries, was approved. The proposal consisted in harmonizing all new intercompany transactions under a single procedure via the CCA. This agreement allows for performing two categories of transactions, namely: i) short-term CCAs (for short-term deficit or surplus), and ii) long-term CCAs (for 1-year or 3-year deficit or surplus), thus standardizing the instruments for all transactions. Under this scheme, daily movements of the CCA will be automatically recorded in the short-term CCA and the subsidiary will be able to request Enel Chile to reallocate a portion of, or the entire amount to, a long-term CCA, contingent on the financial position of the subsidiary.
iii.	On February 29, 2025, Enel Chile made a draw in the amount of US$50 million from the committed revolving line of credit provided by Corporación Andina de Fomento (“CAF”, in its Spanish acronym), arranged in December 2024. This operation was at SOFR 1 month variable interest rate, maturing on February 28, 2025. Given that this is a revolving line, its renewal or payment is defined at maturity and cannot be extended beyond the line of credit maturity date.
iv.	At the OSM held on April 28, 2025, our new Board of Directors was elected for a term of three years starting from the date of the meeting. At the Board of Directors meeting held on April 28, 2025, the directors agreed to appoint María Teresa Vial Álamos, Gina Ocqueteau Tacchini and Pablo Cruz Olivos as members of the Directors’ Committee. Additionally, María Teresa Vial Álamos was appointed Chair of the Directors’ Committee.

The members of our new Board of Directors are as follows:

•Mr. Marcelo Castillo Agurto (Chairman)
•Mr. Rodolfo Avogadro Di Vigliano
•Mr. Salvatore Bernabei
•Ms. Valentina de Cesare
•Ms. María Teresa Vial Álamos
•Ms. Gina Ocqueteau Tacchini
•Mr. Pablo Cruz Olivos

Enel Distribución Chile S.A.

v.	On January 22, 2025, Enel Distribución received Exempt Resolutions Nos. 36,621, 36,622, 36,623 and 36,624 from SEF, fining the Company for the total amount of 280,000 UTM (ThCh$18,842,320), in connection with possible non-compliance associated with damages caused by the weather event on August 1 and 2, 2024 (see Note 38.1.5).
vi.	On February 4, 2025, Enel Distribución and its subsidiary Enel Colina, in the context of a Voluntary Collective Procedure (VCP), reached an agreement with the National Consumer Service (SERNAC, for its acronym in Spanish) that establishes an extraordinary compensation mechanism for the benefit of those residential customers affected by the prolonged power outages that occurred during the extraordinary events of August 1 and 2, 2024. The agreement with SERNAC provides for a voluntary and extraordinary, one-time, total, and final payment of ThCh$17,059,475 that would benefit nearly 800,000 customers. The amount referred to above is divided into (i) compensation for interruptions; (ii) compensation for claims; and (iii) compensation for loss of food, medicines or other similar refrigerated or frozen products. In addition, it establishes a special procedure to compensate customers for damage to property, provided that certain requirements of the agreement are met (see Note 25 b.1).

Enel Generación Chile S.A.

vii.	On February 25, 2025 the Board of Directors of Enel Generación Chile S.A. agreed to propose the following to the next Ordinary Shareholders' Meeting of the Company:
A.	the distribution of a final dividend amounting to Ch$343,687,382,602 and representing 70% of net profits for the year, in line with the Dividend Policy for the year 2024. The final dividend will be reduced by the amount of the interim dividend paid in January 2025; therefore, the effective amount to be distributed to the shareholders in May 2025, if approved by the Ordinary Shareholders' Meeting, would be Ch$277,855,927,535, which represents a dividend of Ch$33.877620309750800 per share.
B.	the distribution of a contingent dividend of Ch$115,385,547,898 to offset the effects of the accounting loss recorded as a result of the Company's functional currency change, which represents a dividend of Ch$14.068398020512300 per share to be paid along with the final dividend.

The next Ordinary Shareholders' Meeting of the Company will be held on April 25, 2025, and the other businesses to be submitted to the consideration of the shareholders will be duly informed on the Company's website and by means of other communications required by the applicable regulations.

In addition, the Board of Directors agreed to call an Extraordinary Shareholders' Meeting of the Company  held on April 25, 2025, immediately after the aforementioned Ordinary Shareholders' Meeting. Notice of the Extraordinary Shareholders' Meeting will be duly informed on the Company's website and by means of other communications required by the applicable regulations.

viii.	On April 3, 2025, our subsidiary Enel Generación Chile sold and assigned to IDB Invest the second and final group of Payment Documents in accordance with the price stabilization mechanism established under Law No. 21,472, as amended by Law No. 21,667. With this transaction, the program has been officially concluded. The total amount of these balances was ThCh$229,607,723 (US$242.6 million, including interest of US$7.5 million) in favor of Enel Generación Chile. See Note 9 for further information on Law No. 21,472, as amended by Law No. 21,667.

Empresa Eléctrica Pehuenche S.A.

ix.	On February 24, 2025, the Board of Directors of Empresa Eléctrica Pehuenche, in accordance with the current approved Dividend Policy, agreed to propose to the Ordinary Shareholders' Meeting held on April 24, 2025, payment of year 2024 final dividend balance for the amount of Ch$98.153826825 per share. This proposal would result in the distribution of 100% of net profits for the year ended December 31, 2024, thus fully complying with the Dividend Policy reported by the Board of Directors to the Ordinary Shareholders' Meeting held on April 25, 2024.

Enel Green Power Chile S.A.

x.	On April 3, 2025, our subsidiary Enel Green Power Chile sold and assigned to IDB Invest the second and final group of Payment Documents in accordance with the price stabilization mechanism established under Law No. 21,472, as amended by Law No. 21,667. With this transaction, the program has been officially concluded. The total amount of these balances was ThCh$17,756,971 (US$18.8 million, including interest of US$0.6 million) in favor of Enel Green Power Chile. See Note 9 for further information onLaw No. 21,472, as amended by Law No. 21,667.

Between January 1, 2025 and the date of issue of these consolidated financial statements, Management is not aware of any other financial events or of any other kind that could significantly affect the financial position and income presented herein.